FINANCIAL ASSETS AT AMORTISED COST (Details) - Later than one year [member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
The Group [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) [Line Items]
Loans and advances to customers	£ 377,152	£ 385,394
The Bank [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) [Line Items]
Loans and advances to customers	£ 109,015	£ 116,630